Prospectus


MARCH 30, 2000
AS REVISED MAY 15, 2000

Putnam Classic Equity Fund


Class A, B, C and M shares
Investment Category: Growth and Income

This prospectus explains what you should know about this mutual fund before you invest. Please read it carefully.

Putnam Investment Management, Inc. (Putnam Management), which has managed mutual funds since 1937, manages the fund.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

CONTENTS

[ ] Fund summary

[ ] Goal

[ ] Main investment strategies

[ ] Main risks

[ ] Performance information

[ ] Fees and expenses

[ ] What are the fund's main investment strategies and related risks?

[ ] Who manages the fund?

[ ] How does the fund price its shares?

[ ] How do I buy fund shares?

[ ] How do I sell fund shares?

[ ] How do I exchange fund shares?

[ ] Fund distributions and taxes

[ ] Financial highlights

[SCALE LOGO OMITTED]



Fund summary

GOAL

The fund seeks capital growth. Current income is a secondary goal.

MAIN INVESTMENT STRATEGIES - VALUE STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on value stocks that may also offer the potential for current income. Value stocks are those- stocks we believe are currently undervalued by the market. We look for companies undergoing positive change. If we are correct and other investors recognize the value of the company, the price of the stock may rise. We invest mainly in midsized and large companies.

MAIN RISKS

The main risks that could adversely affect the value of the fund's shares and the total return on your investment include:

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

You can lose money by investing in the fund. The fund may not achieve its goals, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the fund's risks. The chart shows year-to-year changes in the performance of one of the fund's classes of shares, class A shares. The table following the chart compares the fund's performance to that of a broad measure of market performance. Of course, a fund's past performance is not an indication of future performance.

[GRAPHIC OMITTED: CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

1999      -0.91%
1998      12.46%
1997      24.86%
1996      21.19%

Performance figures in the bar chart do not reflect the impact of sales charges. If they did, performance would be less than that shown. During the periods shown in the bar chart, the highest return for a quarter was 17.02% (quarter ending 12/31/98) and the lowest return for a quarter was -12.01% (quarter ending 09/30/99).

Average Annual Total Returns (for periods ending 12/31/99)
------------------------------------------------------------------------
                                                          Since
                                      Past              inception
                                     1 year             (1/05/95)
------------------------------------------------------------------------
Class A                              -6.60%               16.27%
Class B                              -6.02%               16.55%
Class C                              -2.45%               16.80%
Class M                              -4.83%               16.23%
S&P 500 Index                        21.04%               28.58%
------------------------------------------------------------------------

Unlike the bar chart, this performance information reflects the impact of sales charges. Both class A and class M share performance reflect the current maximum initial sales charges; both class B and class C share performance reflect the maximum applicable deferred sales charge if shares had been redeemed on 12/31/99. For periods before the inception of class B shares (1/05/95), class C shares (2/1/99) and class M shares (01/05/95), performance shown for these classes in the table is based on the performance of the fund's class A shares, adjusted to reflect the appropriate sales charge and the higher 12b-1 fees paid by the class B, class C and class M shares. The fund's performance is compared to the S&P 500 Index, an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.

FEES AND EXPENSES

This table summarizes the fees and expenses you may pay if you invest in the fund. Expenses are based on the fund's last fiscal year.

Shareholder Fees (fees paid directly from your investment)
------------------------------------------------------------------------
                            Class A     Class B     Class C     Class M
------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of the
offering price)              5.75%        NONE        NONE       3.50%
------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as a percentage
of the original purchase
price or redemption proceeds,
whichever is lower)          NONE*        5.00%       1.00%      NONE
------------------------------------------------------------------------

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------
                                                           Total Annual
               Management     Distribution     Other      Fund Operating
                  Fees        (12b-1) Fees    Expenses       Expenses
------------------------------------------------------------------------
Class A           .51%           .25%          .14%             .90%
Class B           .51%          1.00%          .14%            1.65%
Class C           .51%          1.00%          .14%            1.65%
Class M           .51%           .75%          .14%            1.40%
------------------------------------------------------------------------

* A deferred sales charge of up to 1% may be imposed on certain redemptions of class A shares bought without an initial sales charge.

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts. By doing this, you can more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then, except as shown for class B and class C shares, redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

------------------------------------------------------------------------
                            1 year    3 years    5 years    10 years
------------------------------------------------------------------------
Class A                      $662      $845      $1,045      $1,619
Class B                      $668      $820      $1,097      $1,754*
Class B (no redemption)      $168      $520      $897        $1,754*
Class C                      $268      $520      $897        $1,955
Class C (no redemption)      $168      $520      $897        $1,955
Class M                      $488      $778      $1,089      $1,971
------------------------------------------------------------------------

* Reflects the conversion of class B shares to class A shares, which pay lower 12b-1 fees. Conversion occurs no more than eight years after purchase.

What are the fund's main investment strategies and related risks?

Any investment carries with it some level of risk that generally reflects its potential for reward. We pursue the fund's goal by investing mainly in value stocks. Value stocks may also offer the potential for current income. We will consider, among other things, a company's financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. A description of the risks associated with the fund's main investment strategies follows.

* Common stocks. Common stock represents an ownership interest in a company. The value of a company's stock may fall as a result of factors relating directly to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Companies whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company's prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company's stock may fall or may not approach the value that we have placed on it.

* Foreign investments. We may invest in securities of foreign issuers. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets with less developed legal and financial systems.

Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations.

* Smaller companies. We may invest in smaller and midsized companies. Smaller companies, which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of smaller and midsized companies may therefore be more vulnerable to adverse developments than those of larger companies.

* Other investments. In addition to the main investment strategies described above, we may make other investments, such as investments in preferred stocks, convertible securities, debt instruments and derivatives, which may be subject to other risks, as described in the fund's statement of additional information (SAI).

* Alternative strategies. At times we may judge that market conditions make pursuing the fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The fund's Trustees may change the fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

Who manages the fund?

The fund's Trustees oversee the general conduct of the fund's business. The Trustees have retained Putnam Management to be the fund's investment manager, responsible for making investment decisions for the fund and managing the fund's other affairs and business. The fund pays Putnam Management a quarterly management fee for these services based on the fund's average net assets. The fund paid Putnam Management a management fee of 0.51% of average net assets for the fund's last fiscal year. Putnam Management's address is One Post Office Square, Boston, MA 02109.

The following officer of Putnam Management has had primary responsibility for the day-to-day management of the fund's portfolio since the year shown below. Her experience as portfolio manager or investment analyst over at least the last five years is also shown.

------------------------------------------------------------------------
Manager            Since  Experience
------------------------------------------------------------------------
Deborah Kuenstner  2000   March 1997 - Present   Putnam Management
Managing Director         Prior to March 1997    Senior Portfolio
                                                 Manager at Dupont
                                                 Pension Fund Investment
------------------------------------------------------------------------

How does the fund price its shares?

The price of the fund's shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund's NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments will be valued at their fair value.

How do I buy fund shares?

You can open a fund account with as little as $500 and make additional investments at any time with as little as $50 ($25 through systematic investing). The fund sells its shares at the offering price, which is the NAV plus any applicable sales charge. Your financial advisor or Putnam Investor Services generally must receive your completed buy order before the close of regular trading on the New York Stock Exchange for your shares to be bought at that day's offering price.

You can buy shares

* Through a financial advisor. Your advisor will be responsible for furnishing all necessary documents to Putnam Investor Services, and may charge you for his or her services.

* Through systematic investing. You can make regular investments of $25 or more per month through automatic deductions from your bank checking or savings account. Application forms are available through your advisor or Putnam Investor Services at 1-800-225-1581.

You may also complete an order form and write a check for the amount you wish to invest, payable to the fund. Return the check and completed form to Putnam Mutual Funds.

The fund may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interests of the fund and its shareholders.

WHICH CLASS OF SHARES IS BEST FOR ME?

This prospectus offers you a choice of four classes of fund shares: A, B, C and M. This allows you to choose among different types of sales charges and different levels of ongoing operating expenses, as illustrated in the "Fees and expenses" section. The class of shares that is best for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares. Here is a summary of the differences among the classes of shares:

Class A shares

* Initial sales charge of up to 5.75%
* Lower sales charge for investments of $50,000 or more
* No deferred sales charge (except on certain redemptions of shares bought without an initial sales charge)
* Lower annual expenses, and higher dividends, than class B, C or M shares because of lower 12b-1 fee

Class B shares

* No initial sales charge; your entire investment goes to work for you
* Deferred sales charge of up to 5.00% if you sell shares within 6 years after purchase
* Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fee
* Convert automatically to class A shares after 8 years, reducing the future 12b-1 fee (may convert sooner in some cases)
* Orders for class B shares for $250,000 or more are treated as orders for class A shares or refused

Class C shares

* No initial sales charge; your entire investment goes to work for you
* Deferred sales charge of 1.00% if you sell shares within one year after purchase
* Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fee
* No conversion to class A shares, so future 12b-1 fee does not decrease
* Orders of $1,000,000 or more and orders that, because of a right of accumulation or statement of intent, would qualify for the purchase of class A shares without an initial sales charge will be treated as orders for class A shares or refused

Class M shares

* Initial sales charge of up to 3.50%
* Lower sales charge for investments of $50,000 or more
* No deferred sales charge
* Lower annual expenses, and higher dividends, than class B or C shares because of lower 12b-1 fee
* Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fee
* No conversion to class A shares, so future 12b-1 fee does not decrease

Initial sales charges for class A and M shares
------------------------------------------------------------------------
                       Class A sales charge     Class M sales charge
                        as a percentage of:     as a percentage of:
------------------------------------------------------------------------
Amount of purchase     Net amount  Offering     Net amount  Offering
at offering price ($)   invested     price*     invested     price*
------------------------------------------------------------------------
Under 50,000              6.10%      5.75%        3.63%      3.50%
50,000 but
under 100,000             4.71       4.50         2.56       2.50
100,000 but
under 250,000             3.63       3.50         1.52       1.50
250,000 but
under 500,000             2.56       2.50         1.01       1.00
500,000 but
under 1,000,000           2.04       2.00         NONE       NONE
1,000,000 and above       NONE       NONE         NONE       NONE
------------------------------------------------------------------------
* Offering price includes sales charge.

Deferred sales charges for class B, class C and certain class A shares

If you sell (redeem) class B shares within six years after you bought them, you will generally pay a deferred sales charge according to the following schedule.

Year after purchase         1     2     3     4     5     6     7+
------------------------------------------------------------------------
Charge                      5%    4%    3%    3%    2%    1%    0%

A deferred sales charge of 1% will apply to class C shares if redeemed within one year of purchase. A deferred sales charge of up to 1% may apply to class A shares purchased without an initial sales charge, if redeemed within two years of purchase.

Deferred sales charges will be based on the lower of the shares' cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. You may sell shares acquired by reinvestment of distributions without a charge at any time.

* You may be eligible for reductions and waivers of sales charges. Sales charges may be reduced or waived under certain circumstances and for certain groups. Information about reductions and waivers of sales charges is included in the SAI. You may consult your financial advisor or Putnam Mutual Funds for assistance.

* Distribution (12b-1) plans. The fund has adopted distribution plans to pay for the marketing of fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average net assets) of up to 0.35% on class A shares and 1.00% on class B, class C and class M shares. The Trustees currently limit payments on class A and class M shares to 0.25 % and 0.75% of average net assets, respectively. Because these fees are paid out of the fund's assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class B, class C and class M shares may cost you more than paying the initial sales charge for class A shares. Because class C and class M shares, unlike class B shares, do not convert to class A shares, class C and class M shares may cost you more over time than class B shares.

How do I sell fund shares?

You can sell your shares back to the fund any day the New York Stock Exchange is open, either through your financial advisor or directly to the fund. Payment for redemptions may be delayed until the fund collects the purchase price of shares, which may take up to 15 calendar days after the purchase date.

* Selling shares through your financial advisor. Your advisor must receive your request in proper form before the close of regular trading on the New York Stock Exchange for you to receive that day's NAV, less any applicable deferred sales charge. Your advisor will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge you for his or her services.

* Selling shares directly to the fund. Putnam Investor Services must receive your request in proper form before the close of regular trading on the New York Stock Exchange in order to receive that day's NAV, less any applicable sales charge.

By mail. Send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services. If you have certificates for the shares you want to sell, you must include them along with completed stock power forms.

By telephone. You may use Putnam's telephone redemption privilege to redeem shares valued at less than $100,000 unless you have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless you indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone.

The telephone redemption privilege is not available if there are certificates for your shares. The telephone redemption privilege may be modified or terminated without notice.

* Additional requirements. In certain situations, for example, if you sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. For more information concerning Putnam's signature guarantee and documentation requirements, contact Putnam Investor Services.

* When will the fund pay me? The fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

* Redemption by the fund. If you own fewer shares than the minimum set by the Trustees (presently 20 shares), the fund may redeem your shares without your permission and send you the proceeds. The fund may also redeem shares if you own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

How do I exchange fund shares?

If you want to switch your investment from one Putnam fund to another, you can exchange your fund shares for shares of the same class of another Putnam fund at NAV. Not all Putnam funds offer all classes of shares or are open to new investors. If you exchange shares subject to a deferred sales charge, the transaction will not be subject to the deferred sales charge. When you redeem the shares acquired through the exchange, the redemption may be subject to the deferred sales charge, depending upon when you originally purchased the shares. The deferred sales charge will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest deferred sales charge applicable to your class of shares. For purposes of computing the deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any subsequent exchanges among funds.

To exchange your shares, complete an Exchange Authorization Form and send it to Putnam Investor Services. The form is available from Putnam Investor Services. A telephone exchange privilege is currently available for amounts up to $500,000. The telephone exchange privilege is not available if the fund issued certificates for your shares. Ask your financial advisor or Putnam Investor Services for prospectuses of other Putnam funds. Some Putnam funds are not available in all states.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and otherwise to promote the best interests of the fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds. Consult Putnam Investor Services before requesting an exchange.

Fund distributions and taxes

The fund normally distributes any net investment income quarterly and any net realized capital gains annually. You may choose to:

* reinvest all distributions in additional shares;

* receive any distributions from net investment income in cash while reinvesting capital gains distributions in additional shares; or

* receive all distributions in cash.

If you do not select an option when you open your account, all distributions will be reinvested. If you do not cash a distribution check within a specified period or notify Putnam Investor Services to issue a new check, the distribution will be reinvested in the fund. You will not receive any interest on uncashed distribution or redemption checks. Similarly, if any correspondence sent by the fund or Putnam Investor Services is returned as "undeliverable," fund distributions will automatically be reinvested in the fund or in another Putnam fund.

For federal income tax purposes, distributions of investment income are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned the investments that generated them, rather than how long you have owned your shares. Distributions are taxable to you even if they are paid from income or gains earned by the fund before your investment (and thus were included in the price you paid). Distributions of gains from investments that the fund owned for more than one year will be taxable as capital gains. Distributions of gains from investments that the fund owned for one year or less will be taxable as ordinary income. Distributions are taxable whether you received them in cash or reinvested them in additional shares.

The fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund's return on those investments would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the fund's investment in foreign securities or foreign currencies may increase the amount of taxes payable by shareholders.

Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Financial highlights

The financial highlights table is intended to help you understand the fund's recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information for the year ended November 30, 1999 has been derived from the fund's financial statements, which have been audited by KPMG LLP. Its report and the fund's financial statements are included in the fund's annual report to shareholders, which is available upon request. The information for all periods prior to the year ended November 30, 1999 has been derived from the fund's financial statements which have been audited by the fund's previous independent accountants.




CLASS A
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            For the period
                                                                                                              Jan. 5, 1995+
                                                                   Year ended November 30                       to Nov. 30
--------------------------------------------------------------------------------------------------------------------------
                                                   1999             1998             1997           1996            1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period               $14.82           $14.87           $13.11         $11.01          $8.53
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                .17 (c)          .15 (c)          .19 (c)        .23            .15
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                  .30             1.32             2.52           2.41           2.45
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     .47             1.47             2.71           2.64           2.60
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net investment income                          (.17)            (.14)            (.20)          (.21)          (.12)
--------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments              (1.17)           (1.38)            (.75)          (.33)            --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                (1.34)           (1.52)            (.95)          (.54)          (.12)
--------------------------------------------------------------------------------------------------------------------------
Net asset value end of period                     $13.95           $14.82           $14.87         $13.11         $11.01
--------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at net asset value (%)(a)              3.55            10.97            22.29          24.95          30.62*
--------------------------------------------------------------------------------------------------------------------------
Net assets end of period (in thousands)       $1,285,330       $1,241,384       $1,051,276       $637,204       $250,328
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)       .90              .96             1.00           1.09           1.35*
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                           1.19             1.04             1.40           1.92           2.03*
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             80.27            81.62            74.51          83.97          64.18*
--------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements and brokerage service arrangements.

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.





CLASS B
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            For the period
                                                                                                             Jan. 5, 1995+
                                                                     Year ended November 30                    to Nov. 30
--------------------------------------------------------------------------------------------------------------------------
                                                    1999             1998             1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period               $14.70           $14.77           $13.03         $10.96          $8.53
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                .06 (c)          .04 (c)          .09 (c)        .15            .11
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments      .29             1.30             2.51           2.39           2.42
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     .35             1.34             2.60           2.54           2.53
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net investment income                          (.06)            (.03)            (.11)          (.14)          (.10)
--------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments              (1.17)           (1.38)            (.75)          (.33)            --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                (1.23)           (1.41)            (.86)          (.47)          (.10)
--------------------------------------------------------------------------------------------------------------------------
Net asset value end of period                     $13.82           $14.70           $14.77         $13.03         $10.96
--------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at net asset value (%)(a)              2.72            10.07            21.42          23.98          29.72*
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $1,406,793       $1,480,683       $1,242,817       $763,438       $259,789
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)      1.65             1.71             1.75           1.84           2.03*
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            .44              .29              .65           1.17           1.36*
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             80.27            81.62            74.51          83.97          64.18*
--------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements and brokerage service arrangements.

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.





CLASS C
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------------------------------------------------
                                                                                                          For the period
                                                                                                         February 1, 1999+
                                                                                                             to Nov 30
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                1999
--------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period                                                                           $14.21
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income (c)                                                                                        .06
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                                                 (.25)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                                (.19)
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                                      (.11)
--------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                                                             --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                             (.11)
--------------------------------------------------------------------------------------------------------------------------
Net asset value,end of period                                                                                 $13.91
--------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at net asset value (%)(a)                                                                         (1.36)*
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                                                     $33,369
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                       1.37*
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                                        .42*
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                         80.27
--------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements and brokerage service arrangements

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.





CLASS M
For a share outstanding throughout the period)
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            For the period
                                                                                                             Jan. 5, 1995+
                                                                    Year ended November 3                     to Nov. 30
--------------------------------------------------------------------------------------------------------------------------
                                                    1999             1998             1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                               $14.75           $14.81           $13.06         $10.98          $8.53
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                .10 (c)          .08 (c)          .13 (c)        .18            .12
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments      .29             1.31             2.51           2.39           2.43
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     .39             1.39             2.64           2.57           2.55
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net investment income                          (.10)            (.07)            (.14)          (.16)          (.10)
--------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments              (1.17)           (1.38)            (.75)          (.33)            --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                (1.27)           (1.45)            (.89)          (.49)          (.10)
--------------------------------------------------------------------------------------------------------------------------
Net Asset value end of period                     $13.87           $14.75           $14.81         $13.06         $10.98
--------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              2.97            10.37            21.73          24.28          30.04*
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                  $164,524         $169,631         $151,359        $95,576        $33,406
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                           1.40             1.46             1.50           1.59           1.80*
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            .69              .54              .90           1.42           1.58*
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             80.27            81.62            74.51          83.97          64.18*
--------------------------------------------------------------------------------------------------------------------------

+ Commencement of operations.

* Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements and brokerage service arrangements

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.





For more information about
Putnam Classic Equity Fund


The fund's statement of additional information (SAI) and annual and semi-annual reports to shareholders include additional information about the fund. The SAI, and the independent accountants' reports and financial statements included in the fund's two most recent annual reports to its shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The fund's annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. You may get free copies of these materials, request other information about the fund and other Putnam funds, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam's Web site, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the fund, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the fund on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfosec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the fund's file number.

PUTNAM INVESTMENTS

     One Post Office Square
     Boston, Massachusetts 02109
     1-800-225-1581

     Address correspondence to
     Putnam Investor Services
     P.O. Box 989
     Boston, Massachusetts 02103

     www.putnaminv.com

     File No. 811 - 7223      xxxxx x/xx



Prospectus


MARCH 30, 2000
AS REVISED MAY 15, 2000

Putnam Classic Equity Fund


Class A shares - for eligible retirement plans
Investment Category: Growth and Income

This prospectus explains what you should know about this mutual fund before you invest. Please read it carefully. This prospectus only offers class A shares of the fund without a sales charge to eligible retirement plans.

Putnam Investment Management, Inc. (Putnam Management), which has managed mutual funds since 1937, manages the fund.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

CONTENTS

[ ] Fund summary

[ ] Goal

[ ] Main investment strategies

[ ] Main risks

[ ] Performance information

[ ] Fees and expenses

[ ] What are the fund's main investment strategies and related risks?

[ ] Who manages the fund?

[ ] How does the fund price its shares?

[ ] How do I buy fund shares?

[ ] How do I sell fund shares?

[ ] How do I exchange fund shares?

[ ] Fund distributions and taxes

[ ] Financial highlights

Putnam Defined Contribution Plans

[SCALE LOGO OMITTED]

Fund summary

GOAL

The fund seeks capital growth. Current income is a secondary goal.

MAIN INVESTMENT STRATEGIES - VALUE STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on value stocks that may offer the potential for current income. Value-stocks we believe are currently undervalued by the market. We look for companies undergoing positive change. If we are correct and other investors recognize the value of the company, the price of the stock may rise. We invest mainly in midsized and large companies.

MAIN RISKS

The main risks that could adversely affect the value of the fund's shares and the total return on your investment include:

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

You can lose money by investing in the fund. The fund may not achieve its goals, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the fund's risks. The chart shows year-to-year changes in the performance of the fund's class A shares. The table following the chart compares the fund's performance to that of a broad measure of market performance. Of course, a fund's past performance is not an indication of future performance.

[GRAPHIC OMITTED: CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

1999      -0.91%
1998      12.46%
1997      24.86%
1996      21.19%

During the periods shown in the bar chart, the highest return for a quarter was 17.02% (quarter ending 12/31/98 and the lowest return for a quarter was -12.01% (quarter ending 09/30/99).

Average Annual Total Returns (for periods ending 12/31/99)
------------------------------------------------------------------------
                                                          Since
                                      Past              inception
                                     1 year              (1/05/95)
------------------------------------------------------------------------
Class A                             -0.91%                17.65%
S&P 500 Index                       21.04%                28.58%
------------------------------------------------------------------------

Class A share performance reflects the waiver of sales charges for purchases through eligible retirement plans. The fund's performance is compared to the S&P 500 Index, an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.

FEES AND EXPENSES

This table summarizes the fees and expenses you may pay if you invest in class A shares of the fund. Expenses are based on the fund's last fiscal year.

Shareholder Fees  (fees paid directly from your investment)
------------------------------------------------------------------------
Maximum Sales Charge (Load)                                NONE
------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                       0.75%*
------------------------------------------------------------------------

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------
                                                           Total Annual
               Management     Distribution     Other      Fund Operating
                  Fees        (12b-1) Fees    Expenses       Expenses
------------------------------------------------------------------------
Class A          .51%            .25%          .14%           .90%
------------------------------------------------------------------------

* The deferred sales charge is applicable only to a plan that redeems 90% or more of its cumulative purchases within two years of its initial purchase, and only if Putnam Mutual Funds paid a commission on the plan's purchases.

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts. By doing this, you can more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

------------------------------------------------------------------------
                            1 year    3 years    5 years    10 years
------------------------------------------------------------------------
Class A                      $167       $287       $498      $1,108
------------------------------------------------------------------------

What are the fund's main investment strategies and related risks?

Any investment carries with it some level of risk that generally reflects its potential for reward. We pursue the fund's goal by investing mainly in value stocks. Value stocks may also offer the potential for current income. We will consider, among other things, a company's financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. A description of the risks associated with the fund's main investment strategies follows.

* Common stocks. Common stock represents an ownership interest in a company. The value of a company's stock may fall as a result of factors relating directly to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Companies whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company's prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company's stock may fall or may not approach the value that we have placed on it.

* Foreign investments. We may invest in securities of foreign issuers. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets with less developed legal and financial systems.

Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations.

* Smaller companies. We may invest in smaller and midsized companies. Smaller companies, which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of smaller and midsized companies may therefore be more vulnerable to adverse developments than those of larger companies.

* Other investments. In addition to the main investment strategies described above, we may make other investments, such as investments in preferred stocks, convertible securities, debt instruments and derivatives, which may be subject to other risks, as described in the fund's statement of additional information (SAI).

* Alternative strategies. At times we may judge that market conditions make pursuing the fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The fund's Trustees may change the fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

Who manages the fund?

The fund's Trustees oversee the general conduct of the fund's business. The Trustees have retained Putnam Management to be the fund's investment manager, responsible for making investment decisions for the fund and managing the fund's other affairs and business. The fund pays Putnam Management a quarterly management fee for these services based on the fund's average net assets. The fund paid Putnam Management a management fee of 0.51% of average net assets for the fund's last fiscal year. Putnam Management's address is One Post Office Square, Boston, MA 02109.

The following officer of Putnam Management has had primary responsibility for the day-to-day management of the fund's portfolio since the year shown below. Her experience as portfolio manager or investment analyst over at least the last five years is also shown.

------------------------------------------------------------------------
Manager            Since  Experience
------------------------------------------------------------------------
Deborah Kuenstner  2000   March 1997 - Present   Putnam Management
Managing Director         Prior to March 1997    Senior Portfolio
                                                 Manager at Dupont
                                                 Pension Fund Investment
------------------------------------------------------------------------

How does the fund price its shares?

The price of the fund's shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund's NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments will be valued at their fair value.

How do I buy fund shares?

All orders to purchase shares must be made through your employer's retirement plan. For more information about how to purchase shares of the fund through your employer's plan or limitations on the amount that may be purchased, please consult your employer.

Putnam Mutual Funds Corp. (Putnam Mutual Funds) generally must receive your plan's completed buy order before the close of regular trading on the New York Stock Exchange for shares to be bought at that day's offering price.

To eliminate the need for safekeeping, the fund will not issue certificates for shares.

The fund may periodically close to new purchases of shares or refuse any order to buy shares if Putnam Management determines that doing so would be in the best interests of the fund and its shareholders.

* Distribution (12b-1) plan. The fund has adopted a distribution plan to pay for the marketing of class A shares and for services provided to shareholders. The plan provides for payments at an annual rate (based on average net assets) of up to 0.35%. The Trustees currently limit payments on class A shares to 0.25% of average net assets. Because the fees are paid out of the fund's assets on an ongoing basis, they will increase the cost of your investment.

Eligible retirement plans. An employer-sponsored retirement plan is eligible to purchase class A shares without an initial sales charge through this prospectus if it invests at least $1 million in class A shares. A deferred sales charge of up to 0.75% will apply if the plan redeems 90% or more of its cumulative purchases within two years of the plan's initial purchase of class A shares, and only if Putnam Mutual Funds paid a commission on the plan's purchase. Employer-sponsored plans may make additional investments of any amount at any time.

How do I sell fund shares?

Subject to any restrictions imposed by your employer's plan, you can sell your shares through the plan back to the fund any day the New York Stock Exchange is open. For more information about how to sell shares of the fund through your employer's plan, including any charges that the plan may impose, please consult your employer.

Your plan administrator must send a signed letter of instruction to Putnam Investor Services. The price you will receive is the next NAV per share calculated after the fund receives the instruction in proper form. In order to receive that day's NAV, Putnam Investor Services must receive the instruction before the close of regular trading on the New York Stock Exchange.

The fund generally sends payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

How do I exchange fund shares?

Subject to any restrictions your plan imposes, you can exchange your fund shares for shares of other Putnam funds offered through your employer's plan without a sales charge. Contact your plan administrator or Putnam Investor Services for more information.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and otherwise to promote the best interests of the fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds.

Fund distributions and taxes

The fund normally distributes any net investment income quarterly and any net realized capital gains annually.

The terms of your employer's plan will govern how your employer's plan may receive distributions from the fund. Generally, periodic distributions from the fund to your employer's plan are reinvested in additional fund shares, although your employer's plan may permit you to receive fund distributions from net investment income in cash while reinvesting capital gains distributions in additional shares or to receive all fund distributions in cash. If another option is not selected, all distributions will be reinvested in additional fund shares.

Generally, for federal income tax purposes, fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long you have held your shares. However, distributions by the fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the fund) from such a plan. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

The fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund's return on those investments would be decreased.

Financial highlights

The financial highlights table is intended to help you understand the fund's recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information for the year ended November 30, 1999 has been derived from the fund's financial statements, which have been audited by KPMG LLP. Its report and the fund's financial statements are included in the fund's annual report to shareholders, which is available upon request. The information for all periods prior to the year ended November 30, 1999 has been derived from the fund's financial statements which have been audited by the fund's previous independent accountants.




CLASS A
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            For the period
                                                                                                              Jan. 5, 1995+
                                                                   Year ended November 30                       to Nov. 30
--------------------------------------------------------------------------------------------------------------------------
                                                   1999             1998             1997           1996            1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period               $14.82           $14.87           $13.11         $11.01          $8.53
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                .17 (c)          .15 (c)          .19 (c)        .23            .15
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                  .30             1.32             2.52           2.41           2.45
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     .47             1.47             2.71           2.64           2.60
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net investment income                          (.17)            (.14)            (.20)          (.21)          (.12)
--------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments              (1.17)           (1.38)            (.75)          (.33)            --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                (1.34)           (1.52)            (.95)          (.54)          (.12)
--------------------------------------------------------------------------------------------------------------------------
Net asset value end of period                     $13.95           $14.82           $14.87         $13.11         $11.01
--------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at net asset value (%)(a)              3.55            10.97            22.29          24.95          30.62*
--------------------------------------------------------------------------------------------------------------------------
Net assets end of period (in thousands)       $1,285,330       $1,241,384       $1,051,276       $637,204       $250,328
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)       .90              .96             1.00           1.09           1.35*
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                           1.19             1.04             1.40           1.92           2.03*
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             80.27            81.62            74.51          83.97          64.18*
--------------------------------------------------------------------------------------------------------------------------
  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements and brokerage service arrangements

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.





For more information
about Putnam Classic Equity Fund


The fund's statement of additional information (SAI) and annual and semi-annual reports to shareholders include additional information about the fund. The SAI, and the independent accountants' reports and financial statements included in the fund's two most recent annual reports to its shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The fund's annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. You may get free copies of these materials, request other information about the fund and other Putnam funds, or make shareholder inquiries, by calling Putnam toll-free at 1-800-752-9894.

You may review and copy information about the fund, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the fund on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the fund's file number.

PUTNAM INVESTMENTS

     Putnam Defined Contribution Plans
     One Post Office Square
     Boston, Massachusetts 02109
     1-800-752-9894

     Address correspondence to
     Putnam Investor Services
     P.O. Box 989
     Boston, Massachusetts 02103

     www.putnaminv.com


     File No. 811 - 7223      xxxxx x/xx



Prospectus


MARCH 30, 2000
AS REVISED MAY 15, 2000

Putnam Classic Equity Fund


Class Y shares
Investment Category: Growth and Income

This prospectus explains what you should know about this mutual fund before you invest. Please read it carefully.

Putnam Investment Management, Inc. (Putnam Management), which has managed mutual funds since 1937, manages the fund.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

CONTENTS

[ ] Fund summary

[ ] Goal

[ ] Main investment strategies

[ ] Main risks

[ ] Performance information

[ ] Fees and expenses

[ ] What are the fund's main investment strategies and related risks?

[ ] Who manages the fund?

[ ] How does the fund price its shares?

[ ] How do I buy fund shares?

[ ] How do I sell fund shares?

[ ] How do I exchange fund shares?

[ ] Fund distributions and taxes

[ ] Financial highlights


Putnam Defined Contribution Plans


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Fund summary 4

GOAL

The fund seeks capital growth. Current income is a secondary goal.

MAIN INVESTMENT STRATEGIES - VALUE STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on value stocks that may also offer the potential for current income. Value stocks are those we believe are currently undervalued by the market. We look for companies undergoing positive change. If we are correct and other investors recognize the value of the company, the price of the stock may rise. We invest mainly in midsized and large companies.

MAIN RISKS

The main risks that could adversely affect the value of the fund's shares and the total return on your investment include:

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

You can lose money by investing in the fund. The fund may not achieve its goals, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the fund's risks. The chart shows year-to-year changes in the performance of the fund's class Y shares. The table following the chart compares the fund's performance to that of a broad measure of market performance. Of course, the fund's past performance is not an indication of future performance.

[GRAPHIC OMITTED: CALENDAR YEAR TOTAL RETURN]

CALENDAR YEAR TOTAL RETURN

1999      -0.60%
1998      13.19%
1997      23.10%
1996      23.13%

During the periods shown in the bar chart, the highest return for a quarter was 17.09% (quarter ending 12/31/98) and the lowest return for a quarter was -11.95% (quarter ending 09/30/99).

Performance of class Y shares in the bar chart and table following the chart, for periods prior to their inception on 10/1/98, is derived from the historical performance of class A shares (not offered by this prospectus). Performance of class Y shares prior to their inception does not reflect the initial sales charge currently applicable to class A shares or differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares.

Average Annual Total Returns (for periods ending 12/31/99).
------------------------------------------------------------------------
                                                          Since
                                      Past              inception
                                     1 year             (1/05/95)
------------------------------------------------------------------------
Class Y                              -0.60%               17.91%
S&P 500 Index                        21.04%               28.58%
------------------------------------------------------------------------

The fund's performance is compared to the S&P 500 Index, an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.

FEES AND EXPENSES

This table summarizes the fees and expenses you may pay if you invest in class Y shares of the fund. Expenses are based on the fund's last fiscal year.

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------
                                                          Total Annual
                      Management           Other         Fund Operating
                         Fees             Expenses          Expenses
------------------------------------------------------------------------
                         .51%               .14%             .65%
------------------------------------------------------------------------

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts. By doing this, you can more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

------------------------------------------------------------------------
                         1 year     3 years     5 years     10 years
------------------------------------------------------------------------
Class Y                    $66        $208        $362         $810
------------------------------------------------------------------------

What are the fund's main investment strategies and related risks?

Any investment carries with it some level of risk that generally reflects its potential for reward. We pursue the fund's goal by investing mainly in value stocks. Value stocks may also offer the potential for current income. We will consider, among other things, a company's financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. A description of the risks associated with the fund's main investment strategies follows.

* Common stocks. Common stock represents an ownership interest in a company. The value of a company's stock may fall as a result of factors relating directly to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Companies whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company's prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company's stock may fall or may not approach the value that we have placed on it.

* Foreign investments. We may invest in securities of foreign issuers. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets with less developed legal and financial systems.

Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations.

* Smaller companies. We may invest in smaller and midsized companies. Smaller companies, which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of smaller and midsized companies may therefore be more vulnerable to adverse developments than those of larger companies.

* Other investments. In addition to the main investment strategies described above, we may make other investments, such as investments in preferred stocks, convertible securities, debt instruments and derivatives, which may be subject to other risks, as described in the fund's statement of additional information (SAI).

* Alternative strategies. At times we may judge that market conditions make pursuing the fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The fund's Trustees may change the fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

Who manages the fund?

The fund's Trustees oversee the general conduct of the fund's business. The Trustees have retained Putnam Management to be the fund's investment manager, responsible for making investment decisions for the fund and managing the fund's other affairs and business. The fund pays Putnam Management a quarterly management fee for these services based on the fund's average net assets. The fund paid Putnam Management a management fee of 0.51% of average net assets for the fund's last fiscal year. Putnam Management's address is One Post Office Square, Boston, MA 02109.

The following officer of Putnam Management has had primary responsibility for the day-to-day management of the fund's portfolio since the year shown below. Her experience as portfolio manager or investment analyst over at least the last five years is also shown.

------------------------------------------------------------------------
Manager              Since   Experience
------------------------------------------------------------------------
Deborah Kuenstner    2000    March 1997 - Present   Putnam Management
Managing Director            Prior to March 1997    Senior Portfolio
                                                    Manager at Dupont
                                                    Pension Fund
                                                    Investment
------------------------------------------------------------------------

How does the fund price its shares?

The price of the fund's shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund's NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments will be valued at their fair value.

How do I buy fund shares?

All orders to purchase shares must be made through your employer's retirement plan. For more information about how to purchase shares of the fund through your employer's plan or limitations on the amount that may be purchased, please consult your employer.

Putnam Mutual Funds Corp. (Putnam Mutual Funds) generally must receive your plan's completed buy order before the close of regular trading on the New York Stock Exchange for shares to be bought at that day's offering price.

To eliminate the need for safekeeping, the fund will not issue certificates for shares.

The fund may periodically close to new purchases of shares or refuse any order to buy shares if Putnam Management determines that doing so would be in the best interests of the fund and its shareholders.

Eligible purchasers. A defined contribution plan (including a corporate
IRA) is eligible to purchase class Y shares if

* the plan, its sponsor and other employee benefit plans of the sponsor invest at least $150 million in Putnam funds and other investments managed by Putnam Management or its affiliates, or

* the plan's sponsor confirms a good faith expectation that investments in Putnam-managed assets by the sponsor and its employee benefit plans will attain $150 million (using the higher of purchase price or current market value) within one year of initial purchase, and agrees that class Y shares may be redeemed and class A shares purchased if that level is not attained.

How do I sell fund shares?

Subject to any restrictions imposed by your employer's plan, you can sell your shares through the plan back to the fund any day the New York Stock Exchange is open. For more information about how to sell shares of the fund through your employer's plan, including any charges that the plan may impose, please consult your employer.

Your plan administrator must send a signed letter of instruction to Putnam Investor Services. The price you will receive is the next NAV per share calculated after the fund receives the instruction in proper form. In order to receive that day's NAV, Putnam Investor Services must receive the instruction before the close of regular trading on the New York Stock Exchange.

The fund generally sends payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

How do I exchange fund shares?

Subject to any restrictions your plan imposes, you can exchange your fund shares for shares of other Putnam funds offered through your employer's plan without a sales charge. Contact your plan administrator or Putnam Investor Services for more information.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and otherwise to promote the best interests of the fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds.

Fund distributions and taxes

The fund normally distributes any net investment income quarterly and any net realized capital gains annually.

The terms of your employer's plan will govern how your employer's plan may receive distributions from the fund. Generally, periodic distributions from the fund to your employer's plan are reinvested in additional fund shares, although your employer's plan may permit you to receive fund distributions from net investment income in cash while reinvesting capital gains distributions in additional shares or to receive all fund distributions in cash. If another option is not selected, all distributions will be reinvested in additional fund shares.

Generally, for federal income tax purposes, fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long you have held your shares. However, distributions by the fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the fund) from such a plan. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

The fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund's return on those investments would be decreased.

Financial highlights

The financial highlights table is intended to help you understand the fund's recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information for the year ended November 30, 1999 has been derived from the fund's financial statements, which have been audited by KPMG LLP. Its report and the fund's financial statements are included in the fund's annual report to shareholders, which is available upon request. The information for all periods prior to the year ended November 30, 1999 has been derived from the fund's financial statements which have been audited by the fund's previous independent accountants.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            For the period
                                                                                              Year ended      Oct 1, 1998+
                                                                                               Nov. 30         to Nov. 30
--------------------------------------------------------------------------------------------------------------------------
                                                                                                  1999              1998
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                             $14.83            $12.69
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                              .21(c)            .03(c)
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                .30              2.11
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                              .51              2.14
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                 (.21)               --
--------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                   (1.17)               --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                              (1.38)               --
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                   $13.96            $14.83
--------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                            3.80             16.86*
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                 $10,282            $5,949
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                          .65               .12*
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                         1.45              1.82*
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                           80.27             81.62
--------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements and brokerage service arrangements.

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.





For more information
about Putnam Classic Equity Fund


The fund's statement of additional information (SAI) and annual and semi-annual reports to shareholders include additional information about the fund. The SAI, and the independent accountants' reports and financial statements included in the fund's two most recent annual reports to its shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The fund's annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. You may get free copies of these materials, request other information about the fund, or make shareholder inquiries, by calling Putnam toll-free at 1-800-752-9894.

You may review and copy information about the fund, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the fund on the EDGAR Database on the on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-6009. You may need to refer to the fund's file number.



PUTNAM INVESTMENTS

     Putnam Defined Contribution Plans
     One Post Office Square
     Boston, Massachusetts 02109
     1-800-752-9894

     Address correspondence to
     Putnam Investor Services
     P.O. Box 989
     Boston, Massachusetts 02103

     www.putnaminv.com


     File No. 811 - 7223     xxxxx x/xx